Equity-Based Compensation And Employee Benefit Plans - Summary of the Profits Units Activity (Details) - Profit Units [Member] - $ / shares shares in Thousands	12 Months Ended
	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Number of Shares
Outstanding, beginning (in shares)	6,177	6,088	5,508
Granted (in shares)	145	133	608
Forfeitures (in shares)		(26)	(28)
Repurchases (in shares)		(18)
Outstanding, ending (in shares)	6,322	6,177	6,088
Non-vested, beginning (in shares)	3,875	4,986	5,508
Granted (in shares)	145	133	608
Vested (in shares)	(1,235)	(1,218)	(1,102)
Forfeited (in shares)		(26)	(28)
Non-vested, ending (in shares)	2,785	3,875	4,986
Weighted Average Benchmark Price
Outstanding, beginning (in dollars per share)	$ 6.86	$ 6.85	$ 6.85
Granted (in dollars per share)	9.39	7.44	6.85
Forfeitures (in dollars per share)		6.85	6.85
Repurchases (in dollars per share)		6.85
Outstanding, ending (in dollars per share)	6.92	6.86	6.85
Non-vested, beginning (in dollars per share)	6.87	6.85	6.85
Granted (in dollars per share)	9.39	7.44	6.85
Vested (in dollars per share)	6.86	6.85	6.85
Forfeitures (in dollars per share)		6.85	6.85
Non-vested, ending (in dollars per share)	$ 7.01	$ 6.87	$ 6.85